DEI Document	Oct. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Entity Address, Address Line One	2025 Staples Mill Road
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	289-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KNSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001669162